OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Global Industrial
Financial information of reportable segments
Service revenue at public exchange rates	$ 53.2	$ 51.9	$ 48.3
Global Institutional
Financial information of reportable segments
Service revenue at public exchange rates	31.1	27.0	23.8
Global Energy
Financial information of reportable segments
Service revenue at public exchange rates	294.1	179.3	156.0
Other
Financial information of reportable segments
Service revenue at public exchange rates	$ 655.1	$ 619.4	$ 590.1